GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Schedule of changes in the carrying amount of goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows (RMB in millions):

	2023	2024
Balance at beginning of year	59,337	59,372
Acquisition of an OTA company focusing on accommodation reservation (Note 2)	—	1,533
Others	35	6

Balance at end of year	59,372	60,911